As filed with the Securities and Exchange Commission on April 15, 2016
================================================================================
                                            1933 Act Registration No. 333-184918
                                             1940 Act Registration No. 811-22767

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [ ]
Pre-Effective Amendment No. __                                               [ ]
Post-Effective Amendment No. 8                                               [X]
                                      and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940              [ ]
Amendment No. 10                                                             [X]


                      FIRST TRUST EXCHANGE-TRADED FUND VII
               (Exact Name of Registrant as Specified in Charter)
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
              (Address of Principal Executive Offices) (Zip Code)


       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (800) 621-1675

                       W. Scott Jardine, Esq., Secretary
                      First Trust Exchange-Traded Fund VII
                           First Trust Advisors L.P.
                       120 East Liberty Drive, Suite 400
                            Wheaton, Illinois 60187
                    (Name and Address of Agent for Service)

                                    Copy to:
                               Eric F. Fess, Esq.
                             Chapman and Cutler LLP
                             111 West Monroe Street
                            Chicago, Illinois 60603


It is proposed that this filing will become effective (check appropriate box):

[X] immediately upon filing pursuant to paragraph (b)
[ ] on ________________ pursuant to paragraph (b)
[ ] 60 days after filing pursuant to paragraph (a)(1)
[ ] on (date) pursuant to paragraph (a)(1)
[ ] 75 days after filing pursuant to paragraph (a)(2)
[ ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

      This Registration Statement relates to First Trust Alternative Absolute Return Strategy ETF, a series of the Registrant.

                                   SIGNATURES

      Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Wheaton, and State of Illinois, on the 15 day of April, 2016.

                                        FIRST TRUST EXCHANGE-TRADED FUND VII



                                        By:  /s/ James M. Dykas
                                             -----------------------------------
                                                 James M. Dykas, President
                                                 and Chief Executive Officer


      Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE                      TITLE                          DATE

                               President and Chief            April 15, 2016
/s/ James M. Dykas             Executive Officer
----------------------------
    James M. Dykas

                               Treasurer, Chief Financial     April 15, 2016
                               Officer and
/s/ Donald P. Swade            Chief Accounting Officer
----------------------------
    Donald P. Swade
                                              )
James A. Bowen*                       Trustee )
                                              )
                                              )
Richard E. Erickson*                  Trustee )
                                              )   BY: /s/ W. Scott Jardine
                                              )       -----------------------
Thomas R. Kadlec*                     Trustee )           W. Scott Jardine
                                              )           Attorney-In-Fact
                                              )           April 15, 2016
Robert F. Keith*                      Trustee )
                                              )
                                              )
Niel B. Nielson *                     Trustee )
                                              )

* Original powers of attorney authorizing W. Scott Jardine, James M. Dykas, Eric F. Fess and Kristi A. Maher to execute Registrant's Registration Statement, and Amendments thereto, for each of the trustees of the Registrant on whose behalf this Registration Statement is filed, are incorporated by reference herein.

                               INDEX TO EXHIBITS

      (101) Risk/return summary in interactive data format